WARRANTS (Details Narrative) - USD ($)		1 Months Ended	6 Months Ended		12 Months Ended
	May 15, 2020	Feb. 26, 2019	Apr. 30, 2021	Apr. 30, 2020	Oct. 31, 2020	Oct. 31, 2019	Feb. 26, 2020
Stock-based compensation expense			$ 7,850,613	$ 792,536	$ 9,914,499	$ 727,412
Chief Financial Officer [Member]
Number of warrant shares issued							7,500,000
Exercise price of warrants							$ 0.028
Risk free interest rate		1.14%
Expected term		10 years
Expected volatility		87.00%
Expected dividend rate		0.00%
Fair value of warrants		$ 176,250
Stock-based compensation expense					176,250
Advisor [Member]
Number of warrant shares issued	6,000,000
Exercise price of warrants	$ 0.04
Risk free interest rate	0.31%
Expected term	3 years
Expected volatility	90.00%
Expected dividend rate	0.00%
Fair value of warrants	$ 121,200
Stock-based compensation expense					$ 40,400
Warrant term	3 years
Warrants vested, description	Warrants to purchase 2,000,000 shares shall be vested upon the Effective Date of the agreement and 2,000,000 and 2,000,000 of the remaining Warrants shall vest on the eighteenth month and thirtieth month anniversary of the Effective Date of the agreement, respectively, provided however that the agreement is renewed and in full effect during the applicable vesting period(s) for the respective portion of the grant.